Restricted Net Assets (Details)	Dec. 31, 2021
Accrued liabilities and other liabilities [Abstract]
Statutory General Reserve Appropriation Percentage	10.00%
Maximum Threshold For Statutory General Reserve	50.00%
Development Funds Annual Appropriation Percentage	25.00%
Minimum Percentage Of Net Assets Required for Consolidated And Unconsolidated Subsidiaries	25.00%